Loss Per Share (Tables)	3 Months Ended
Mar. 31, 2020
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share

The following table presents the numerator and denominator of the basic and diluted net loss per share computations for the three months ended March 31, 2020 and 2019:

	Three months ended March 31,
	2020	2019
	In thousands, except per share amounts
Numerator:
Net loss attributable to Stratasys Ltd. for basic and diluted loss per share	$(21,703)	$(2,270)
Denominator:
Weighted average shares - denominator for basic and diluted net loss per share	54,544	53,966

Net loss per share attributable to Stratasys Ltd.
Basic	$(0.40)	$(0.04)
Diluted	$(0.40)	$(0.04)